RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
Schedule of changes in the Group's liabilities arising from financing activities, including both cash and non-cash changes

			Non-cash changes
	At			Lease	Disposal			At
	January 1,	Financing	Interest	liabilities	of lease	Other rental	Exchange	December 31,
	2023	cash flows	accruals	recognized	liabilities	concessions	difference	2023
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

Bank borrowings	596	(562)	—	—	—	—	(34)	—
Lease liabilities (Note 22)	241,703	(43,425)	8,088	22,687	(27,181)	(596)	1,669	202,945
	242,299	(43,987)	8,088	22,687	(27,181)	(596)	1,635	202,945

			Non-cash changes
	At			Lease				At
	January 1,	Financing	Interest	liabilities	Lease	Disposal of	Exchange	December 31,
	2024	cash flows	accruals	recognized	modifications	lease liabilities	difference	2024
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

Lease liabilities (Note 22)	202,945	(43,536)	8,047	55,275	6,781	(8,605)	(8,281)	212,626

			Non-cash changes
	At			Lease				At
	January 1,	Financing	Interest	liabilities	Lease	Disposal of	Exchange	December 31,
	2025	cash flows	accruals	recognized	modifications	lease liabilities	difference	2025
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

Lease liabilities (Note 22)	212,626	(51,035)	10,728	40,928	11,027	(938)	5,465	228,801